Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates

The sources of income before taxes and equity in income of unconsolidated subsidiaries and affiliates for the years ended December 31, 2014, 2013, and 2012 are as follows:

	2014	2013	2012
	(in millions)
Parent country source	$(12)	$14	$(1,036)
Foreign sources	1,101	1,360	2,383
Income before taxes and equity in income of unconsolidated subsidiaries and affiliates	$1,089	$1,374	$1,347

Income Taxes - Provision for Income Taxes

The provision for income taxes for the years ended December 31, 2014, 2013, and 2012 consisted of the following:

	2014	2013	2012
	(in millions)
Current income taxes	$489	$755	$579
Deferred income taxes	(22)	(84)	(15)
Total income tax provision	$467	$671	$564

Income Taxes - Reconciliation of Statutory and Effective Income Tax Rate

	2014	2013	2012
	(in percentages)
Tax provision at the parent statutory rate	22%	23%	28%
Foreign income taxed at different rates	14	11	6
Change in valuation allowance	14	13	4
Italian IRAP taxes	3	2	3
Tax contingencies	(6)	3	9
Tax credits and incentives	(8)	(7)	(10)
Currency exchange impact	2	-	-
Other	2	4	2
Total income tax provision	43%	49%	42%

Components of Net deferred Tax Assets

The components of net deferred tax assets as of December 31, 2014 and 2013 are as follows:

	2014	2013
	(in millions)
Deferred tax assets:
Inventories	$225	$237
Warranty and campaigns	202	218
Allowance for credit losses	212	228
Marketing and sales incentive programs	445	405
Other risk and future charges reserve	173	179
Pension, postretirement and post-employment benefits	634	587
Measurement of derivative financial instruments	37	-
Research and development costs	343	440
Other reserves	413	444
Tax loss carry forwards	836	647
Less: Valuation allowances	(1,484)	(1,432)
Total deferred tax assets	$2,036	$1,953
Deferred tax liabilities:
Property, plant and equipment	271	138
Inventories	136	134
Measurement of derivative financial instruments	-	57
Other	334	330
Total deferred tax liabilities	741	659
Net deferred tax assets	$1,295	$1,294

Net deferred tax assets are reflected in the accompanying consolidated balance sheets as of December 31, 2014 and 2013 as follows:

	2014	2013
	(in millions)
Deferred tax assets	$1,747	$1,679
Deferred tax liabilities	(452)	(385)
Net deferred tax assets	$1,295	$1,294

Income Taxes - Reconciliation of Gross Amounts of Tax Contingencies

A reconciliation of the gross amounts of tax contingencies at the beginning and end of the year is as follows:

	2014	2013
	(in millions)
Balance, beginning of year	$555	$383
Additions based on tax positions related to the current year	42	95
Additions for tax positions of prior years	81	171
Reductions for tax positions of prior years	(304)	(73)
Reductions for tax positions as a result of lapse of statute	(12)	(12)
Settlements	(19)	(9)
Balance, end of year	$343	$555